Note 1 - Basis of Presentation and General Information (Details Textual)							1 Months Ended			12 Months Ended
	Nov. 16, 2020 shares	Dec. 19, 2019	Dec. 18, 2019	Nov. 21, 2019 USD ($) $ / shares	Nov. 08, 2019 USD ($)	Jul. 29, 2019 USD ($)	Nov. 30, 2020 shares	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 30, 2018 shares
Shareholders Ownership, Percentage										60.20%
Spinoff Transaction, Number of Eurodry Common Share Received by Company’s Shareholders for Every Five Common Shares (in shares) | shares													1
Spinoff Transaction, Number of Company’s Common Shares Exchanged for Each Common Share of Eurodry (in shares) | shares													5
Payments to Acquire Property, Plant, and Equipment, Total										$ 647,069
Proceeds from Issuance of Long-term Debt, Total									$ 16,167,680
Working Capital Surplus										19,000,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total										2,409,377	$ 3,240,429	$ (1,474,830)
Cash, Ending Balance										3,600,000
Restricted Cash and Cash Equivalents, Total										$ 2,800,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		8	8
Synergy Holdings Limited [Member]
Stock Issued During Period, Shares, Contingent Consideration, Acquisition of Vessels (in shares) | shares	161,357						161,357
Piraeus Bank S.A. [Member]
Proceeds from Issuance of Long-term Debt, Total						$ 3,667,680
Piraeus Bank S.A. [Member] | Second Debt Agreement [Member]
Proceeds from Issuance of Long-term Debt, Total					$ 32,000,000
Four Feeder Containerships [Member]
Number of Vessels Acquired									4
Consideration to Acquire Property, Plant and Equipment									$ 28,200,000
Payments to Acquire Property, Plant, and Equipment, Total									$ 15,000,000
Stock Issued During Period, Shares, Purchase of Assets (in shares) | shares									2,816,901
Shares Issued, Percent of Outsanding Shares of the Company									64.30%
Synergy Vessels [Member]
Consideration to Acquire Property, Plant and Equipment								$ 40,000,000
Payments to Acquire Property, Plant, and Equipment, Total				$ 2,000,000
Vessels Acquired During the Period				4
Proceeds from Issuance of Private Placement				$ 6,000,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares				$ 5.68
Synergy Vessels [Member] | Piraeus Bank S.A. [Member] | Second Debt Agreement [Member]
Proceeds from Issuance of Debt				$ 32,000,000